Condensed Interim Consolidated Statements of Income (Loss) (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenue	$ 677,491	$ 412,653
Cost of revenue	(114,456)	(129,472)
Gross profit	563,035	283,181
Selling and marketing expenses	(4,193)	(3,886)
General and administrative expenses	(587,446)	(585,683)
Operating loss	(28,604)	(306,388)
Other income (expenses), net	1,585	(7,401)
Loss before income taxes	(27,019)	(313,789)
Income tax (expenses)	(15,470)	(1,370)
Net loss	(42,489)	(315,159)
Foreign currency translation differences	(7,269)	(11,223)
Total comprehensive loss for the period	(49,758)	(326,382)
Owners of the Company	(76,750)	(314,549)
Non-controlling interest	$ 34,261	$ (610)
Basic loss per ordinary share	$ (0.00)	$ (0.00)
Diluted loss per ordinary share	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding-Basic	302,734,900	302,734,900
Weighted average number of shares outstanding Diluted	302,734,900	302,734,900